Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Income And Comprehensive Income [Abstract]
Sales (note 22)	$ 19,374,904	$ 510,624	$ 246,053
Cost of sales	1,072,221	67,180	32,469
Gross profit	18,302,683	443,444	213,584
Selling, general and administrative expenses (including rent expenses incurred to a related party of 2021 - $851, 2020 - $798, 2019 - $811) (note 12(b))	591,167	176,534	121,468
Provision (recovery) for doubtful accounts	2,967	2,640	(306)
Research and development expenses	155,040	48,760	24,254
Loss on disposal of property, plant and equipment (note 7)	977	163	294
Government grants recognized in income	(725)	(297)	(688)
Total operating expenses	749,426	227,800	145,022
Operating income	17,553,257	215,644	68,562
Interest and financing expenses – (including interest expenses incurred to a related party, 2021 - $916, 2020 - $663, 2019 - $455) (note 12(a))	(2,836)	(1,453)	(650)
Interest income	102,568	1,930	1,996
Other income (expense), net	(89,948)	496	912
Income before income taxes	17,563,041	216,617	70,820
Income tax expense (note 14)	(3,104,130)	(31,438)	(5,605)
Net income	14,458,911	185,179	65,215
Less: Income attributable to non-controlling interests	(5,991,431)	(74,810)	(20,286)
Net income attributable to shareholders of Sinovac	8,467,480	110,369	44,929
Preferred stock dividends	(5,982)	(6,015)	(5,128)
Net income attributable to common shareholders of Sinovac	8,461,498	104,354	39,801
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	193,098	32,328	(2,827)
Comprehensive income	14,652,009	217,507	62,388
Less: comprehensive income attributable to non-controlling interests	(6,073,832)	(82,892)	(19,681)
Comprehensive income attributable to shareholders of Sinovac	$ 8,578,177	$ 134,615	$ 42,707
Earnings per share (note 21)
Basic net income per share	$ 85.20	$ 1.06	$ 0.42
Diluted net income per share	$ 74.27	$ 0.97	$ 0.41
Weighted average number of shares of common stock outstanding
– Basic	99,311,551	98,897,345	94,876,946
– Diluted	114,005,983	113,662,362	109,691,959